LEASES (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2023	$ 13,015
2024	13,666
2025	14,349
2026	4,864
2027
Total	45,894
Less: amount representing interest	3,592
Present value of future minimum lease payments	42,302
Operating lease liabilities - current	11,261	$ 97,054
Noncurrent operating lease liabilities	$ 31,041	$ 62,057